Note 2 - Change in Accounting Principle - Change in Accounting Principle From LIFO to Average Cost (Details) - USD ($)	3 Months Ended																12 Months Ended
	Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017
Cost of products sold																	$ 174,247,456	$ 111,208,087
Income tax provision																	1,724,021	1,830,487
Net earnings	$ (1,165,658)		$ 664,773		$ 2,000,916		$ 3,599,893		$ 3,013,166		$ 161,271		$ 395,334		$ 364,330		$ 5,099,924	$ 3,934,101
Basic (in dollars per share)	$ (0.17)	[1]	$ 0.09	[1]	$ 0.29	[1]	$ 0.51	[1]	$ 0.43	[1]	$ 0.02	[1]	$ 0.05	[1]	$ 0.05	[1]	$ 0.73	$ 0.56
Diluted (in dollars per share)	$ (0.17)	[1]	$ 0.09	[1]	$ 0.29	[1]	$ 0.51	[1]	$ 0.43	[1]	$ 0.02	[1]	$ 0.05	[1]	$ 0.05	[1]	$ 0.73	$ 0.56
Change in inventories																	$ (3,732,652)	$ (4,818,076)
Change in deferred income taxes																		1,377,631
Change in income taxes payable																	159,694	414,114
Inventories	$ 49,062,086								$ 45,329,434								49,062,086	45,329,434
Deferred income tax liability	1,545,246								1,872,166								1,545,246	1,872,166
Retained earnings	$ 40,479,909								36,711,380								40,479,909	36,711,380
Earnings before income taxes																	6,823,945	5,764,588
Change in Inventory Costing Method from LIFO to Average Cost [Member]
Retained earnings																			$ 4,346,437
Computed under LIFO [Member]
Income tax provision																	1,451,937
Net earnings																	$ 4,255,014
Basic (in dollars per share)																	$ 0.61
Diluted (in dollars per share)																	$ 0.61
Earnings before income taxes																	$ 5,706,951
Previously Reported [Member]
Cost of products sold																		112,905,381
Income tax provision																		1,307,890
Net earnings																		$ 2,759,404
Basic (in dollars per share)																		$ 0.39
Diluted (in dollars per share)																		$ 0.39
Change in inventories																		$ (3,120,782)
Change in deferred income taxes																		1,269,148
Change in income taxes payable
Inventories									38,039,332									38,039,332
Deferred income tax liability									103,198									103,198
Retained earnings									31,190,246									31,190,246
Restatement Adjustment [Member] | Change in Inventory Costing Method from LIFO to Average Cost [Member]
Cost of products sold																		(1,697,294)
Income tax provision																		522,597
Net earnings																		$ 1,174,697
Basic (in dollars per share)																		$ 0.17
Diluted (in dollars per share)																		$ 0.17
Change in inventories																		$ (1,697,294)
Change in deferred income taxes																		108,483
Change in income taxes payable																		414,114
Inventories									7,290,102									7,290,102
Deferred income tax liability									1,768,968									1,768,968
Retained earnings									$ 5,521,134									$ 5,521,134
Restatement Adjustment [Member] | Difference Between LIFO and Average Cost Method [Member]
Income tax provision																	272,084
Net earnings																	$ 844,910
Basic (in dollars per share)																	$ 0.12
Diluted (in dollars per share)																	$ 0.12
Earnings before income taxes																	$ 1,116,994

[1]	The sum of the quarterly earnings per share may not equal the annual amount reported due to per share amounts being calculated independently for each quarter.